Document and Entity Information	Jun. 26, 2025
Cover [Abstract]
Entity Registrant Name	Phoenix Energy One, LLC
Amendment Flag	false
Entity Central Index Key	0001818643
Document Type	8-K
Document Period End Date	Jun. 26, 2025
Entity Incorporation State Country Code	DE
Entity File Number	333-282862
Entity Tax Identification Number	83-4526672
Entity Address, Address Line One	18575 Jamboree Road
Entity Address, Address Line Two	Suite 830
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(949)
Local Phone Number	416-5037
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false